Balance sheet details	12 Months Ended
Dec. 31, 2017
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Details

NOTE 7. Balance sheet details

Prepaid expenses and other current assets consisted of the following as of December 31, 2017 and December 31, 2016:

	December 31,
(in thousands)	2017	2016
Prepaid expenses	$704	$242
Other current assets	355	111
Total	$1,059	$353

Accrued liabilities consisted of the following as of December 31, 2017 and December 31, 2016:

	December 31,
(in thousands)	2017	2016
Accrued compensation	$1,812	$369
Other accrued liabilities	981	692
Total	$2,793	$1,061